Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Government grants [Abstract]
Summary of Government Grants
(1)	Government grants as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Land	￦	27,404	27,403
Buildings		46,227	41,718
Structures		157,881	149,737
Machinery		119,824	105,546
Vehicles		2,837	2,745
Equipment		5,932	3,915
Tools		62	1,306
Construction-in-progress		173,474	223,566
Investment properties		22	22
Software		413	844
Development expenditures		2,121	939
Intangible assets under development		2,458	3,473
Other intangible assets		322	229

	￦	538,977	561,443

Summary of Changes in Government Grants
(2)	Changes in government grants for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Revenue	Others	Ending balance
		In millions of won
Cash	￦	—	57,207	—	—	—	239	(57,446)	—
Land		27,405	—	—	—	(1)	—	—	27,404
Buildings		50,437	—	—	(5,070)	—	—	860	46,227
Structures		165,608	—	—	(9,562)	(1,611)	—	3,446	157,881
Machinery		127,126	—	—	(17,413)	(1,230)	—	11,341	119,824
Vehicles		2,045	—	—	(960)	—	—	1,752	2,837
Equipment		6,608	—	—	(2,011)	—	—	1,335	5,932
Tools		99	—	—	(38)	—	—	1	62
Construction-in-progress		135,926	—	(5,544)	—	—	—	43,092	173,474
Investment properties		21	—	—	(1)	—	—	2	22
Software		174	—	—	(85)	—	—	324	413
Development expenditures		3,477	—	—	(1,356)	—	—	—	2,121
Intangible assets under development		2,108	—	—	—	—	—	350	2,458
Other intangible assets		67	—	—	(93)	—	—	348	322

	￦	521,101	57,207	(5,544)	(36,589)	(2,842)	239	5,405	538,977

		2024
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Revenue	Others	Ending balance
		In millions of won
Cash	￦	—	59,503	—	—	—	4,789	(64,292)	—
Land		27,404	—	—	—	(1)	—	—	27,403
Buildings		46,227	—	—	(4,508)	—	—	(1)	41,718
Structures		157,881	—	—	(9,458)	(1,330)	—	2,644	149,737
Machinery		119,824	—	—	(16,076)	(522)	—	2,320	105,546
Vehicles		2,837	—	—	(1,233)	(8)	—	1,149	2,745
Equipment		5,932	—	—	(2,118)	—	—	101	3,915
Tools		62	—	—	(341)	—	—	1,585	1,306
Construction-in-progress		173,474	—	(6,806)	—	(75)	—	56,973	223,566
Investment properties		22	—	—	(1)	—	—	1	22
Software		413	—	—	(229)	—	—	660	844
Development expenditures		2,121	—	—	(1,364)	—	—	182	939
Intangible assets under development		2,458	—	—	—	—	—	1,015	3,473
Other intangible assets		322	—	—	(93)	—	—	—	229

	￦	538,977	59,503	(6,806)	(35,421)	(1,936)	4,789	2,337	561,443

Summary of Changes in Government Grants for Specific Business Projects

(3)	Changes in government grants for specific business projects for the years ended December 31, 2023 and 2024 are as follows:

					2023
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	Interest	Used	Return	Others	Ending Balance
				In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	1,120	—	—	(51)	—	—	1,069
Ministry of Trade, Industry and Energy	Construction of the Integrated Control System for Renewable Energy in Transmission Area	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2022.01.01 ~ 2023.09.30	940	—	798	—	(798)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (New Electricity Supply Construction Fees)	Electricity supply business in rural areas (New Electricity Supply Construction Fees)	2023.01.01 ~ 2024.01.31	2	—	35	—	(35)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Reservation of Financial Loans)	Electricity supply business in rural areas (Reservation of Financial Loans)	2023.01.01 ~ 2024.01.31	166	—	166	—	(166)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Support for operational deficits of electricity providers)	Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2023.01.01 ~ 2024.01.31	158,275	—	149,259	—	(149,259)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Technical support for local governments and residents)	Electricity supply business in rural areas (Technical support for local governments and residents)	2023.01.01 ~ 2024.01.31	1,176	—	1,862	—	(1,862)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Support for Losses in Local Government Operations)	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2023.01.01 ~ 2024.01.31	12,036	—	8,619	—	(8,619)	—	—	—
Ministry of Trade, Industry and Energy	2023 Establishment of eco-friendly microgrid in island areas	Establishment of eco-friendly microgrid in island areas	2023.01.01 ~ 2024.01.31	3,871	—	26,091	—	(26,091)	—	—	—
Ministry of Trade, Industry and Energy	2023 Operating expenses for regional projects around the power plant	Operating expenses for regional projects around the power plant	2023.01.01 ~ 2023.12.31	361	—	51	—	(51)	—	—	—
Ministry of Trade, Industry and Energy	2023 Renewable Energy Generation Difference Support	Renewable Energy Generation Difference Support	2023.01.01 ~ 2023.12.31	78,311	—	69,599	—	(69,599)	—	—	—
Ministry of Trade, Industry and Energy	Energy Cashback	Energy Cashback	2023.01.01 ~ 2023.12.31	2,560	—	2,560	—	(2,560)	—	—	—
Ministry of Trade, Industry and Energy	Safety inspection of general electrical equipment	Safety inspection of general electrical equipment	2023.01.01 ~ 2023.04.18	495	—	635	—	(635)	—	—	—
Ministry of Trade, Industry and Energy	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	Establishment of Integrated Control System for Renewable Energy in the Power Distribution Sector	2023.01.01 ~ 2023.12.31	2,510	—	680	2	(680)	(1,832)	1,832	2
Ministry of Employment and Labor	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers	2023.01.01 ~ 2023.12.31	1,491	—	270	—	(270)	—	—	—

					2024
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	Interest	Used	Return	Others	Ending Balance
				In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	1,069	—	—	(791)	(278)	—	—
Ministry of Employment and Labor	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers	2023.01.01 ~ 2023.12.31	1,491	—	—	1	—	—	—	1
Ministry of Trade, Industry and Energy	Support for underground power line installation	Daebul Industrial Complex Underground Power Line Project (Phase 1) (Subsidy)	2023.12.01 ~ 2025.12.31	3,492	—	3,492	—	(3,492)	—	—	—
Ministry of Trade, Industry and Energy	Construction of the Integrated Control System for Renewable Energy in Transmission Area	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2023.01.01 ~ 2023.12.31	490	—	213	—	(213)	—	—	—
Ministry of Trade, Industry and Energy	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	Construction of the Integrated Control System for Renewable Energy in Power Distribution Sector	2023.01.01 ~ 2023.12.31	2,510	2	203	—	(205)	—	—	—
Ministry of SMEs and Startup	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners (2024)	2024.02.15 ~ 2024.12.31	178,753	—	156,058	—	(127,984)	—	—	28,074
Ministry of Trade, Industry and Energy	Electricity supply business in rural areas	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2024.01.01 ~ 2024.12.31	161,429	—	170,276	—	(170,276)	—	—	—
Ministry of Trade, Industry and Energy	Renewable Energy Generation Difference Support	Renewable Energy Generation Difference Support (2024)	2024.01.01 ~ 2024.12.31	52,170	—	51,413	—	(51,413)	—	—	—
Ministry of Trade, Industry and Energy	Operating expenses for regional projects around the power plant	Operating expenses for regional projects around the power plant (2024)	2024.01.02 ~ 2024.12.31	428	—	61	—	(61)	—	—	—